Related Party Transactions - Additional Information (Details)		1 Months Ended		3 Months Ended
	Mar. 10, 2022 USD ($) $ / shares	Apr. 30, 2020 USD ($)	Apr. 30, 2020 GBP (£)	Mar. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Proceeds from issuance of ordinary shares				$ 25,245,000
Gyroscope Therapeutics Limited
Related Party Transaction [Line Items]
Upfront payment		$ 300,000	£ 200,000
Maximum | Gyroscope Therapeutics Limited
Related Party Transaction [Line Items]
Development and regulatory milestone payments		$ 7,300,000	£ 5,600,000
Syncona Portfolio Limited | American Depository Shares
Related Party Transaction [Line Items]
Stock issued during period, value	$ 26,100,000
Price per ADS | $ / shares	$ 1.05
Proceeds from issuance of ordinary shares	$ 24,200,000